Subsequent Events (Details) - Forecast [Member]	1 Months Ended
	Jan. 21, 2024	Jan. 21, 2022 USD ($)	Jan. 21, 2022 CNY (¥)	Jul. 27, 2022	Mar. 28, 2022 USD ($)	Mar. 28, 2022 CNY (¥)	Jan. 21, 2022 CNY (¥)
Subsequent Events (Details) [Line Items]
Pricipal amount of loan agreement		$ 4,717,871			$ 471,787	¥ 3,000,000	¥ 30,000,000
Loan due rate	12.00%			12.00%
principal amount of borrowing agreement		$ 2,358,936	¥ 15,000,000
Borrowing due rate	12.00%